Supplemental Cash Flow Information - Cash, Cash Equivalents (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Supplemental Cash Flow Elements [Line Items]
Cash and cash equivalents (Consolidated Balance Sheets)	$ 4,029	$ 8,939
Restricted cash (Consolidated Balance Sheets)	1,988	14
Restricted cash (included in other assets)	20	24
Total cash, cash equivalents and restricted cash (Consolidated Statements of Cash Flows)	$ 6,037	$ 8,976	$ 9,692	$ 530